OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	3 Months Ended
Jun. 30, 2021
OTHER CURRENT AND NON-CURRENT ASSETS
Schedule of the components of other current and non-current assets

		As at	As at
(a)	Other current assets	June 30, 2021	March 31, 2021
	Prepaid expenses and deposits	$66,050	$52,216
	Customer acquisition costs	43,617	45,681
	Green certificates assets	35,570	61,467
	Gas delivered in excess of consumption	1,644	649
	Inventory	1,945	3,392
		$148,826	$163,405

		As at	As at
(b)	Other non-current assets	June 30, 2021	March 31, 2021
	Customer acquisition costs	$27,086	$27,318
	Other long-term assets	8,009	7,944
		$35,095	$35,262